Statement of consolidated cash flow - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
(Loss) profit before income tax	R$ (17,733)	R$ (6,192)	R$ 47
Adjustments for:
Depreciation and amortization	4,950	5,206	4,733
Results from equity-accounted investees	21	(7)	(35)
Interest and foreign exchange gain/losses	17,555	2,683	2,703
Provisions, net	178	(195)	370
Provision - geological event in Alagoas	2,123	2,307	1,520
Gain on the sale of subsidiary Cetrel	(424)
Loss (reversal) for impairment of trade accounts receivable and others	(108)	83	38
Provision for impairment and loss on sale of property, plant and equipment	212	196	131
Adjustments for reconciliation of profit	6,774	4,081	9,508
Changes in operating working capital
Financial investments	3,325	(2,279)	1,530
Trade accounts receivable		72	3,661
Inventories	(181)	1,811	2,138
Taxes recoverable	183	282	682
Other receivables	426	(216)	311
Trade payables	384	1,950	514
Taxes payable	(311)	(209)	(1,009)
Sundry provisions	(679)	(476)	(724)
Geological event in Alagoas	(2,052)	(2,686)	(2,743)
Other payables	(538)	(186)	(391)
Cash generated from operations	7,331	2,144	13,477
Interest paid	(4,261)	(3,550)	(2,905)
Income taxes paid	(635)	(866)	(1,621)
Net cash generated from (used in) operating activities	2,435	(2,272)	8,952
Proceeds from the sale of fixed and intangible assets	56	72	2
Proceeds from the sale of subsidiaries	203
Dividends received	17	11	6
Additions to investments in subsidiaries		(78)	(107)
Acquisitions to property, plant and equipment and intangible assets	(3,761)	(4,530)	(4,848)
Net cash used in investing activities	(3,485)	(4,525)	(4,947)
Borrowings and debentures
Issued	5,617	10,991	6,418
Payments	(4,994)	(2,155)	(3,856)
Braskem Idesa borrowings
Issued	1,094	1,233
Payments	(276)	(576)	(45)
Loan payment from non-controlling shareholders of Braskem Idesa			(34)
Lease	(1,004)	(1,209)	(929)
Dividends paid	(6)	(7)	(1,350)
Proceeds from the sale of investments of non-controlling interest		316
Proceeds from non-controlling capital contributions	38	280	21
Net cash generated from financing activities	469	8,873	225
Exchange variation on cash of foreign subsidiaries	1,380	(355)	(444)
Increase in cash and cash equivalents	799	1,721	3,786
Represented by
Cash and cash equivalents at the beginning of the year	14,187	12,466	8,681
Cash and cash equivalents at the end of the year	14,986	14,187	12,466
Increase in cash and cash equivalents	R$ 799	R$ 1,721	R$ 3,786